UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10569

First Funds

(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 494-8510

Date of fiscal year end: 4/30/10

Date of reporting period: 7/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS

JULY 31, 2009 (UNAUDITED)

SHARES		DESCRIPTION	VALUE
Common Stocks (59.5%):
Aerospace/Defense (1.1%):
	13,921	Rockwell Collins, Inc.	$587,466

Consumer Discretionary (3.3%):
	21,072	McDonald’s Corp.	1,160,224
	9,493	NIKE, Inc. Class B	537,684

			1,697,908

Consumer Staples (8.6%):
	15,609	BJ’s Wholesale Club, Inc. (a)	520,560
	17,316	General Mills, Inc.	1,020,085
	18,757	PepsiCo, Inc.	1,064,460
	18,123	Procter & Gamble Co.	1,006,008
	17,458	Wal-Mart Stores, Inc.	870,805

			4,481,918

Diversified Manufacturing Operation (1.6%):
	11,597	3M Co.	817,820

E-Commerce/Services (0.8%):
	9,150	Netflix, Inc. (a)	402,051

Energy (7.5%):
	17,115	Chevron Corp.	1,188,979
	17,211	Exxon Mobil Corp.	1,211,482
	16,442	National Oilwell Varco, Inc. (a)	590,926
	22,586	Petroleo Brasileiro S.A. ADR	931,447

			3,922,834

Financial (2.3%):
	13,908	JPMorgan Chase & Co.	537,544
	11,382	Northern Trust Corp.	680,758

			1,218,302

Health Care (10.8%):
	17,394	Abbott Laboratories	782,556
	14,905	Baxter International, Inc.	840,195
	42,895	Bristol-Myers Squibb Co.	932,537
	11,972	Express Scripts, Inc. (a)	838,519
	27,724	Gilead Sciences, Inc. (a)	1,356,536
	15,902	Wellpoint Health Networks, Inc. (a)	837,081

			5,587,424

Industrials (2.2%):
	7,384	Flowserve Corp.	596,406
	14,557	Joy Global, Inc.	541,229

			1,137,635

Information Technology (13.8%):
	28,685	Accenture Ltd.	1,005,983
	11,492	Apple, Inc. (a)	1,877,678
	15,436	International Business Machines Corp.	1,820,368
	53,719	Oracle Corp.	1,188,801

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

JULY 31, 2009 (UNAUDITED)

SHARES OR CONTRACTS		DESCRIPTION	VALUE
Common Stocks, Continued:
Information Technology, Continued:
	27,440	QUALCOMM, Inc.	$1,268,002

			7,160,832

Materials (2.3%):
	10,238	Freeport-McMoRan Copper & Gold, Inc.	617,351
	6,569	Monsanto Co.	551,796

			1,169,147

Mining (0.9%):
	11,895	Newmont Mining Corp.	491,858

Pipelines (1.2%):
	10,211	Sunoco Logistics Partners L.P.	604,798

Telecom Services (2.2%):
	44,191	AT&T, Inc.	1,159,130

Telecommunications (0.9%):
	15,625	CenturyTel, Inc.	490,469

Total Common Stocks			30,929,592

Options Purchased (0.0%):
	800	S&P 500 SPDR Put @ 89.00 expiring August 2009	17,600

Total Options Purchased			17,600

Exchange Traded Funds (26.8%):
	56,199	Consumer Discretionary Select Sector SPDR Fund	1,420,149
	55,522	Consumer Staples Select Sector SPDR Fund	1,361,399
	29,870	Energy Select Sector SPDR Fund	1,508,734
	246,395	Financial Select Sector SPDR Fund	3,205,599
	25,812	Health Care Select Sector SPDR Fund	719,380
	37,995	Industrial Select Sector SPDR Fund	907,321
	31,988	iShares Dow Jones U.S. Financial Sector Index Fund	1,478,805
	45,978	Powershares QQQ Trust	1,812,912
	5,215	Ultrashort S&P 500 ProShares	246,722
	45,018	Utilities Select Sector SPDR Fund	1,302,821

Total Exchange Traded Funds			13,963,842

Investment Companies (15.4%):
	7,987,183	First Elite Money Market Fund (b)	7,987,183

Total Investment Companies			7,987,183

Total Investments (Cost $46,650,885) (c) – (101.7%)			$52,898,217

Percentages indicated are based on net assets of $51,993,150.

(a)	Represents non-income producing securities.
(b)	Affiliate.
(c)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
ADR	American Depositary Receipt
QQQ	Nasdaq 100 Index
SPDR	Standard & Poor’s Depositary Receipt

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST CALIBER EQUITY

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

JULY 31, 2009 (UNAUDITED)

Options outstanding on July 31, 2009:

Written Options:

Call	Exercise Price	Premium	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation / (Depreciation)
S&P 500 SPDR	$89.00	$(283,193)	8/22/2009	(800)	$(796,000)	$(512,807)

Total Written Options						$(512,807)

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS

JULY 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT	DESCRIPTION	VALUE
Corporate Bonds (51.7%):
Agricultural Operations (0.3%):
$ 200,000	Bunge Limited., Finance Corp., 5.10%, 7/15/15	$187,798

Banking, Finance & Insurance (20.5%):
500,000	Citigroup, Inc., 4.75%, 12/15/10	280,887
500,000	Citigroup, Inc., 5.13%, 2/14/11	504,013
1,000,000	General Electric Capital Corp., 5.88%, 2/15/12	1,059,606
250,000	General Electric Capital Corp., 5.00%, 4/10/12	257,748
1,000,000	General Electric Capital Corp., 5.38%, 10/20/16	1,004,884
2,000,000	Goldman Sachs Group, Inc., 5.70%, 9/1/12	2,140,690
1,000,000	JPMorgan Chase & Co., 6.00%, 1/15/18	1,058,983
2,000,000	Merrill Lynch & Co., 6.05%, 8/15/12	2,060,176
1,150,000	Morgan Stanley Dean Witter, 6.60%, 4/1/12	1,223,812
1,000,000	Principal Financial Group (AU), 8.20%, 8/15/09	1,001,082
500,000	SLM Corp., 4.50%, 7/26/10	455,215
1,000,000	Textron Financial Corp., 5.13%, 2/3/11	924,659

		11,971,755

Banks (0.3%):
200,000	PNC Funding Corp., 5.25%, 11/15/15	196,916

Computers (2.4%):
1,285,000	IBM Corp., 6.50%, 1/15/28	1,418,464

Consumer Discretionary (0.3%):
200,000	Fortune Brands, Inc., 4.88%, 12/1/13	195,159

Financial (1.2%):
200,000	Caterpillar Financial Services, 7.15%, 2/15/19	225,123
500,000	Countrywide Home Loans, 4.13%, 9/15/09	501,280

		726,403

Health Care (1.9%):
1,000,000	Humana, Inc., 6.45%, 6/1/16	892,770
200,000	UnitedHealth Group, Inc., 5.38%, 3/15/16	197,048

		1,089,818

Industrial Goods & Services (2.7%):
1,000,000	Honeywell International, Inc., 5.30%, 3/1/18	1,067,339
500,000	Weyerhaeuser Co., 6.75%, 3/15/12	511,294

		1,578,633

Integrated Oil & Gas (3.9%):
1,000,000	Marathon Oil Corp., 6.00%, 10/1/17	1,042,968
1,000,000	Weatherford International Ltd., 9.63%, 3/1/19	1,240,304

		2,283,272

Medical Instruments (0.9%):
500,000	Medtronic, Inc., 4.38%, 9/15/10	515,987

Metals (0.8%):
500,000	Alcoa, Inc., 6.00%, 7/15/13	496,533

Paper & Related Products (0.8%):
500,000	Avery Dennison Corp., 6.63%, 10/1/17	451,008

Pharmaceuticals (5.5%):
2,000,000	American Home Products, 6.95%, 3/15/11	2,161,784

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

JULY 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	DESCRIPTION	VALUE
Corporate Bonds, Continued:
Pharmaceuticals, Continued:
$ 1,000,000	Pfizer, Inc., 4.45%, 3/15/12	$1,058,694

		3,220,478

Restaurants (0.9%):
500,000	Darden Restaurants, Inc., 6.20%, 10/15/17	497,727

Retail (3.5%):
1,000,000	Home Depot, Inc., 3.75%, 9/15/09	1,001,676
1,000,000	Home Depot, Inc., 5.40%, 3/1/16	1,030,957

		2,032,633

Special Purpose Entity (0.3%):
200,000	Harley-Davidson Funding Corp., 5.00%, 12/15/10	197,336

Telecommunications (5.5%):
1,000,000	AT&T, Inc., 6.70%, 11/15/13	1,129,902
500,000	CBS Corp., 7.70%, 7/30/10	513,778
1,000,000	GTE California, Inc., 6.70%, 9/1/09	1,003,773
500,000	New Cingular Wireless Service, 7.88%, 3/1/11	541,741

		3,189,194

Total Corporate Bonds		30,249,114

Yankee Dollars (2.2%):
Beverages-Wine/Spirits (1.0%):
500,000	Diageo PLC, 7.38%, 1/15/14	574,368

Diversified Manufacturing Operation (1.2%):
500,000	Ingersoll-Rand Global Holding Co., 6.00%, 8/15/13	510,539
200,000	Tyco International Finance, 6.00%, 11/15/13	214,360

		724,899

Total Yankee Dollars		1,299,267

Preferred Stocks (1.6%):
Banking, Finance & Insurance (1.6%):
10,000	BAC Capital Trust III	211,000
10,000	JPMorgan Chase Capital XIX	239,900
10,350	PNC Capital Trust	256,369
10,000	USB Capital XI	231,000

Total Preferred Stocks		938,269

U.S. Government Agency Collateralized Mortgage Obligations (0.6%):
Freddie Mac (0.6%):
$335,150	5.00%, 9/15/24	337,271

Total U.S. Government Agency Collateralized Mortgage Obligations		337,271

U.S. Government Agency Securities (35.7%):
Fannie Mae (19.2%):
2,000,000	5.25%, 8/1/12	2,116,890
1,000,000	4.00%, 5/20/13	1,023,032
1,000,000	3.00%, 1/13/14	991,810
4,000,000	5.08%, 11/5/15	4,135,452
2,317,500	5.00%, 10/25/16	2,415,321

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST STERLING INCOME

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

JULY 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT	DESCRIPTION	VALUE
U.S. Government Agency Securities, Continued:
$ 500,000	5.00%, 4/26/17	$505,429

		11,187,934

Federal Farm Credit Bank (3.5%):
1,000,000	5.05%, 11/6/17	1,042,457
1,000,000	4.25%, 4/16/18	1,005,881

		2,048,338

Federal Home Loan Bank (6.9%):
1,000,000	2.00%, 7/30/14	991,004
1,000,000	4.00%, 9/28/15	1,008,341
2,000,000	5.50%, 10/19/17	2,065,386

		4,064,731

Freddie Mac (4.3%):
500,000	2.75%, 4/29/14	493,285
1,000,000	4.00%, 9/19/14	1,013,402
1,000,000	5.30%, 5/12/20	1,001,355

		2,508,042

Tennessee Valley Authority (1.8%):
1,000,000	4.88%, 12/15/16	1,073,201

Total U.S. Government Agency Securities		20,882,246

U.S. Treasury Obligations (3.4%):
U.S. Treasury Bond (1.7%):
1,000,000	3.25%, 6/30/16	1,007,500

U.S. Treasury Note (1.7%):
1,000,000	3.13%, 5/15/19	969,060

Total U.S. Treasury Obligations		1,976,560

Investment Companies (4.1%):
2,430,858	First Elite Money Market Fund (a)	2,430,858

Total Investment Companies		2,430,858

Total Investments (Cost $56,243,026) (b) – (99.3%)		$58,113,585

Percentages indicated are based on net assets of $58,508,639.

(a)	Affiliate.
(b)	Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes.
AU	Australia

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS

JULY 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT		DESCRIPTION	VALUE
U.S. Government Agency Securities (80.1%):
Fannie Mae (4.3%):
	$ 1,500,000	0.19%, 9/1/09(a)	$1,499,755
	1,000,000	0.22%, 9/25/09(a)	999,664
	1,500,000	0.18%, 9/30/09(a)	1,499,550
	550,000	0.23%, 10/6/09(a)	549,768
	1,250,000	0.25%, 11/13/09(a)	1,249,097

			5,797,834

Federal Farm Credit Bank (0.8%):
	1,000,000	0.39%, 8/28/09(a)	999,715

Federal Home Loan Bank (69.3%):
	3,000,000	0.15%, 8/3/09(a)	2,999,954
	1,500,000	0.20%, 8/5/09(a)	1,499,967
	2,726,000	0.16%, 8/6/09(a)	2,725,931
	2,000,000	0.21%, 8/7/09(a)	1,999,930
	2,500,000	0.18%, 8/11/09(a)	2,499,862
	2,100,000	0.21%, 8/12/09(a)	2,099,865
	6,000,000	0.22%, 8/13/09(b)	5,999,517
	1,500,000	0.21%, 8/14/09(a)	1,499,886
	2,500,000	0.20%, 8/18/09(a)	2,499,771
	2,500,000	0.18%, 8/19/09(a)	2,499,767
	1,000,000	0.15%, 8/25/09(a)	999,900
	1,500,000	0.19%, 8/26/09(a)	1,499,807
	1,000,000	0.17%, 9/1/09(a)	999,854
	2,000,000	0.21%, 9/2/09(a)	1,999,627
	1,500,000	0.20%, 9/4/09(a)	1,499,717
	2,200,000	0.21%, 9/8/09(a)	2,199,525
	1,000,000	0.19%, 9/9/09(a)	999,805
	2,500,000	0.20%, 9/11/09(a)	2,498,975
	2,000,000	0.23%, 9/14/09(b)	2,000,063
	2,200,000	0.45%, 9/14/09(a)	2,198,670
	1,000,000	0.20%, 9/15/09(a)	999,750
	2,500,000	0.44%, 9/16/09(a)	2,498,626
	1,500,000	0.22%, 9/18/09(a)	1,499,560
	2,000,000	0.22%, 9/21/09(a)	1,999,122
	1,000,000	0.22%, 9/28/09(a)	999,646
	2,988,000	0.26%, 10/2/09(a)	2,986,576
	1,500,000	0.47%, 10/5/09(a)	1,498,754
	1,000,000	0.49%, 10/6/09(a)	999,120
	2,000,000	0.20%, 10/7/09(a)	1,999,256
	1,796,000	0.20%, 10/8/09(a)	1,795,288
	3,000,000	0.22%, 10/9/09(a)	2,998,792
	1,000,000	0.21%, 10/13/09(a)	999,574
	3,000,000	0.44%, 10/13/09(b)	3,000,817
	1,500,000	0.37%, 10/14/09(a)	1,498,890
	2,500,000	0.20%, 10/16/09(a)	2,498,913
	1,500,000	0.22%, 10/19/09(a)	1,499,276
	1,000,000	0.36%, 10/20/09(a)	999,222
	2,000,000	0.20%, 10/21/09(a)	1,998,807
	2,000,000	0.18%, 10/22/09(a)	1,999,180

See notes to schedules of portfolio investments.

FIRST FUNDS

FIRST ELITE MONEY MARKET

SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED

JULY 31, 2009 (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT		DESCRIPTION	VALUE
U.S. Government Agency Securities, Continued:
	$ 2,000,000	0.31%, 10/28/09(a)	$1,998,484
	750,000	0.24%, 11/2/09(a)	749,535
	2,000,000	0.30%, 11/12/09(a)	1,998,283
	1,500,000	0.28%, 11/13/09(a)	1,498,787
	1,500,000	0.26%, 11/16/09(a)	1,498,841
	2,000,000	0.22%, 11/25/09(a)	1,998,582
	1,000,000	0.30%, 12/1/09(a)	998,983
	1,500,000	0.26%, 12/9/09(a)	1,498,592
	2,000,000	0.82%, 1/4/10(a)	1,993,067
	1,000,000	0.29%, 1/6/10(a)	998,727

			93,221,443

Freddie Mac (5.7%):
	1,504,000	0.19%, 8/17/09(a)	1,503,873
	1,000,000	0.52%, 9/1/09(a)	999,561
	1,074,000	0.22%, 10/19/09(a)	1,073,481
	1,025,000	0.21%, 10/20/09(a)	1,024,522
	1,000,000	0.21%, 10/23/09(a)	999,516
	1,000,000	0.29%, 12/21/09(a)	998,856
	1,000,000	0.30%, 1/4/10(a)	998,700

			7,598,509

Total U.S. Government Agency Securities			107,617,501

Master Demand Notes (16.0%):
Federal Home Loan Bank (16.0%):
	21,500,000	0.12%, 12/12/09(b)	21,500,000

Total Master Demand Notes			21,500,000

Investment Companies (3.9%):
	5,267,005	Goldman Sachs Financial Square Federal Fund	5,267,005

Total Investment Companies			5,267,005

Total Investments (Cost $134,384,506)(c) – (100.0%)			$134,384,506

Percentages indicated are based on net assets of $134,436,854.

(a)	Discount note securities. The rate reflected on the Schedule of Portfolio Investments is the effective yield of the security.
(b)	Variable rate securities. The interest rate on these securities are adjusted periodically to reflect current interest rates. The rate represents the rate that was in effect on July 31, 2009.
(c)	Aggregate cost for federal income tax and financial reporting purposes is the same.

See notes to schedules of portfolio investments.

FIRST FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

JULY 31, 2009 (UNAUDITED)

1.	ORGANIZATION:

First Funds (the “Trust”) was organized as a Massachusetts business trust on November 1, 2001, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust presently offers shares of First Caliber Equity, First Sterling Income, and First Elite Money Market, (individually referred to as a “Fund” and collectively as the “Funds”).

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001 which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders of each class are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

Each Class A and Trust Class share of the Funds represents identical interests in each Fund’s investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Trust Class shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The preparation of the schedules of portfolio investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. The actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of First Elite Money Market are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Equity securities are generally valued on the basis of market quotations or official closing prices on the principal exchange on which the securities are traded or by an independent pricing service approved by the Board of Trustees. Equity securities quoted by NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Debt securities are generally valued on the basis of market quotations or official closing prices or by an independent pricing service approved by the Board of Trustees. Certain securities, such as U.S. Government securities, are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in

FIRST FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

JULY 31, 2009 (UNAUDITED)

which such securities are normally traded. If market quotations or official closing prices or valuations from a pricing service are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security is materially affected by events occurring before their valuation time but after the close of the primary market on which the security is principally traded) the Fund may value those investments at fair value as determined in accordance with procedures approved by the Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. Such valuations received from a pricing service may be established through the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

Effective May 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

One key component of SFAS No. 157 is the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Effective June 15, 2009, the Funds adopted Financial Accounting Standards Board Staff Position No. FAS 157-4 (“FSP SFAS No. 157-4”), “Determining Fair Value When the Volume and Level of Activity For the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly”. FSP SFAS No. 157-4 provides additional guidance for estimating fair value in accordance with FSP SFAS No. 157 when the volume and level of activity for the asset or liability has significantly decreased. FSP SFAS No. 157-4 is applied prospectively to all fair value measurements where appropriate and is effective for interim and annual periods ending June 15, 2009. The adoption of FSP SFAS No. 157-4 did not have a material impact on the Funds’ schedules of portfolio investments.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2009:

Fund	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total

First Caliber Equity
Common Stocks	$30,929,592	$—	$—	$30,929,592
Options Purchased	17,600	—	—	17,600
Exchange Traded Funds	13,963,842	—	—	13,963,842
Investment Companies	7,987,183	—	—	7,987,183

Total	52,898,217	—	—	52,898,217

Other Financial Instruments (1)	(512,807)	—	—	(512,807)

First Sterling Income
Corporate Bonds	—	30,249,114	—	30,249,114
Yankee Dollars	—	1,299,267	—	1,299,267
Preferred Stocks	938,269	—	—	938,269
U.S. Government Collateralized Mortgage Obligations	—	337,271	—	337,271
U.S. Government Agency Securities	—	20,882,246	—	20,882,246
U.S. Treasury Obligations	—	1,976,560	—	1,976,560
Investment Companies	2,430,858	—	—	2,430,858

Total	3,369,127	54,744,458	—	58,113,585

First Elite Money Market
U.S. Government Agency Securities	—	107,617,501	—	107,617,501
Master Demand Notes	—	21,500,000	—	21,500,000
Investment Companies	5,267,005	—	—	5,267,005

Total	5,267,005	129,117,501	—	134,384,506

(1)	Other Financial Instruments are derivative instruments not reflected in the schedule of portfolio investments such as written option contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

NEW ACCOUNTING STANDARDS:

In March 2008, the Financial Accounting Standards Board (“FASB”) issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Funds were not impacted by the adoption of these standards. The notional amounts in the Schedules of Portfolio Investments are representative of typical volumes.

FIRST FUNDS

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

JULY 31, 2009 (UNAUDITED)

SECURITY TRANSACTIONS:

During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period.

PURCHASED OPTIONS CONTRACTS:

The First Caliber Equity Fund and First Sterling Income Fund may purchase put and call options on securities to hedge against security price risk in the normal course of pursuing their investment objectives. The Funds pay a premium which is included in total investments on the schedule of portfolio investments and marked to market to reflect the current value of the option.

WRITTEN OPTIONS CONTRACTS:

The First Caliber Equity Fund and First Sterling Income Fund may write options contracts in order to reduce risks associated with the types of securities in which each Fund is authorized to invest. Premiums received from these option contracts are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the security underlying the written option.

First Sterling Income Fund had no written option activity for the period ended July 31, 2009.

The following is a summary of First Caliber Equity’s written option activity for the period ended July 31, 2009:

Contracts	Number of Contracts	Premium
Options outstanding at 04/30/2009	(607)	$(66,691)
Options purchased	—	—
Options written	(806)	(286,961)
Options expired	496	41,230
Options bought back	117	29,229
Options exercised	—	—

Options outstanding at 07/31/2009	(800)	$(283,193)

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies, financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

3.	FEDERAL INCOME TAX INFORMATION:

As of July 31, 2009, the tax cost and unrealized appreciation/(depreciation) of securities was as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation / (Depreciation)
First Caliber Equity	$47,714,664	$7,117,687	$(1,934,134)	$5,183,553
First Sterling Income	56,708,456	2,391,411	(986,282)	1,405,129
First Elite Money Market	134,384,506	—	—	—

4.	SUBSEQUENT EVENTS:

The Funds have adopted Statement of Financial Accounting Standards No. 165 (SFAS 165) effective the current reporting period. Management has evaluated subsequent events through September 29, 2009, the date of this filing.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Funds

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date	September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Franklin Hall
J. Franklin Hall, President

Date	September 29, 2009

By (Signature and Title)	/s/ Arthur A. Jensen
Arthur A. Jensen, Treasurer

Date	September 29, 2009